SCHEDULE OF PROVISION FOR (BENEFIT FROM) INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Expected tax at 21%	$ 56,401	$ (42,175)	$ (166,174)	$ (95,794)	$ (153,840)	$ (19,399)
Non-deductible stock-based compensation	3,532	3,941	13,383	10,997	57,151
Non-deductible derivative liability expense (income)	(76,947)	(32,839)	(97,418)	(16,770)
Non-deductible amortization of debt discounts	33,119	19,581	99,281	22,689	24,495
Non-deductible loss on conversions of convertible notes payable	74,429	24,077	167,423	24,077	28,982
Increase (decrease) in Valuation allowance	(90,534)	27,415	(16,495)	54,801	59,289	19,399
Provision for (benefit from) income taxes
Non-taxable derivative liability income					$ (16,077)